Business Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Cash and cash equivalents		$ 30,408
Accounts receivable		277,338
Property and equipment, net		272,554
Customer list		102,422
Goodwill	$ 1,373,621	1,373,621
Total assets acquired		2,056,344
Accounts payable		(112,590)
Debt assumed		(590,657)
Earn out liability		(175,318)
Total liabilities assumed		(878,565)
Total net assets acquired		$ 1,177,779